UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX             February 14, 2012
 ------------------                --------------             -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       15
                                               ---------------------------------

Form 13F Information Table Value Total:                     $99,629
                                               ---------------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                     Quarter Ended December 31, 2011


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                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS               COM            002824100    1,406    25,000 SH       SOLE                   25,000
ALTRIA GROUP INC          COM            02209S103    1,453    49,000 SH       SOLE                   49,000
CHENIERE ENERGY INC       COM NEW        16411R208    2,005   230,761 SH       SOLE                  230,761
GOLD FIELDS LTD NEW       SPONSORED ADR  38059T106    5,034   330,100 SH       SOLE                  330,100
HARMONY GOLD MNG LTD      SPONSORED ADR  413216300    2,343   201,300 SH       SOLE                  201,300
HEINZ H J CO              COM            423074103   12,636   233,830 SH       SOLE                  233,830
KRAFT FOODS INC           CL A           50075N104      374    10,000 SH       SOLE                   10,000
MEAD JOHNSON NUTRITION CO COM            582839106    6,873   100,000 SH       SOLE                  100,000
MGIC INVT CORP WIS        COM            552848103   14,916 3,998,970 SH       SOLE                3,998,970
NEWMONT MINING CORP       COM            651639106   34,591   576,422 SH       SOLE                  576,422
NIPPON TELEG & TEL CORP   SPONSORED ADR  654624105    1,274    50,311 SH       SOLE                   50,311
PHILIP MORRIS INTL INC    COM            718172109    1,962    25,000 SH       SOLE                   25,000
WAL MART STORES INC       COM            931142103    9,562   160,000 SH       SOLE                  160,000
WENDYS CO                 COM            95058W100    3,290   613,850 SH       SOLE                  613,850
YAMANA GOLD INC           COM            98462Y100    1,910   130,000 SH       SOLE                  130,000
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